Lease (Tables)	12 Months Ended
Dec. 31, 2019
Lease Liabilities [Abstract]
Summary of Right-of-Use Assets Related to Lease Shown in Consolidated Financial Statements

Right-of-use assets

in USD ‘000	2019
Net book value as at January 1*	2,658
Additions	—
Depreciation charge	(616)
Currency translation effects	—
Net book value as at December 31	2,042
Total cost	2,658
Accumulated depreciation	(616)
*Value recognized upon transition to IFRS 16. See note 2.3

Summary of Lease Liabilities Related to Lease Shown in Consolidated Financial Statements

Lease liabilities

	As at
in USD ‘000	December 31, 2019	January 1, 2019*
Current	618	577
Non-current	1,541	2,130
Total lease liabilities	2,159	2,707
*Value recognized upon transition to IFRS 16. See note 2.3